Revenue Classified by Significant Product and Service Offerings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from External Customer [Line Items]
Revenue	$ 245,122	$ 211,915	$ 198,270
Microsoft Cloud
Revenue from External Customer [Line Items]
Revenue	$ 137,700	$ 111,600	$ 91,400